Note 25 (Tables)	12 Months Ended
Dec. 31, 2021
Post Employment And Other Employee Benefit Commitments [Abstract]
Net defined benefit liability asset on the consolidated balance sheet [Table Text Block]	The breakdown of the net defined benefit liability recorded on the balance sheet as of December 31, 2021, 2020 and 2019 is provided below:

Net defined benefit liability (asset) on the consolidated balance sheet (Millions of Euros)
	Notes	2021	2020	2019
Pension commitments		4,218	4,539	5,050
Early retirement commitments		952	1,247	1,486
Medical benefits commitments		1,377	1,562	1,580
Other long term employee benefits		632	49	61
Total commitments		7,180	7,398	8,177
Pension plan assets		1,494	1,608	1,961
Medical benefit plan assets		1,494	1,484	1,532
Total plan assets (*)		2,988	3,092	3,493

Total net liability / asset		4,193	4,305	4,684
Of which: Net asset on the consolidated balance sheet (**)		(15)	(16)	(8)
Of which: Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (***)	24	3,576	4,272	4,631
Of which: Net liability on the consolidated balance sheet for other long term employee benefits (****)	24	632	49	61
(*) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €165 million as of December 31, 2021 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.
(**) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
(***) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
(****) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet. The variation is mainly explained by the collective layoff procedure that is being carried out at Banco Bilbao Vizcaya Argentaria, S.A.

Consolidated Income Statement Impact [Table Text Block]	The impact relating to benefit commitments charged to consolidated income statement for the years 2021, 2020 and 2019 is as follows:

Consolidated income statement impact (Millions of Euros)
	Notes	2021	2020	2019
Interest and other expense		37	44	63
Interest expense		257	265	293
Interest income		(220)	(220)	(230)
Personnel expense		120	121	143
Defined contribution plan expense	44.1	71	72	95
Defined benefit plan expense	44.1	49	49	49
Provisions or (reversal) of provisions	46	61	210	213
Early retirement expense		100	224	190
Past service cost expense		(28)	(8)	18
Remeasurements (*)		(16)	(11)	7
Other provision expense		6	4	(1)
Total impact on consolidated income statement: expense (income)		218	375	419
(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

Equity impact [Table Text Block]
The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes as of December 31, 2021, 2020 and 2019 are as follows:

Equity impact (Millions of Euros)
	2021	2020	2019
Defined benefit plans	52	161	254
Post-employment medical benefits	(257)	30	74
Total impact on equity: debit (credit)	(206)	191	329

Defined benefits [Table Text Block]
Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2021, 2020 and 2019 is presented below:

Defined benefits (Millions of Euros)
	2021			2020			2019
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	7,348	3,092	4,256	8,116	3,493	4,622	7,585	2,839	4,746
Current service cost	53	—	53	53	—	53	52	—	52
Interest income/expense	253	220	33	261	219	42	290	230	60
Contributions by plan participants	5	5	—	4	4	—	4	4	—
Employer contributions	—	4	(4)	—	124	(124)	—	65	(65)
Past service costs (*)	75	—	75	219	—	219	210	—	210
Remeasurements:	(406)	(184)	(223)	364	176	187	783	454	329
Return on plan assets (**)	—	(184)	184	—	176	(176)	—	454	(454)
From changes in demographic assumptions	(121)	—	(121)	57	—	57	(15)	—	(15)
From changes in financial assumptions	(259)	—	(259)	276	—	276	688	—	688
Other actuarial gains and losses	(27)	—	(27)	30	—	30	110	—	110
Benefit payments	(765)	(158)	(608)	(839)	(185)	(654)	(905)	(187)	(718)
Settlement payments	(1)	(1)	—	—	—	—	—	—	—
Business combinations and disposals (***)	(2)	1	(3)	(371)	(327)	(44)	15	12	3
Effect on changes in foreign exchange rates	(24)	8	(32)	(459)	(409)	(50)	63	69	(6)
Conversions to defined contributions	—	—	—	—	—	—	—	—	—
Other effects	13	—	13	1	(3)	4	19	6	13
Balance at the end	6,547	2,988	3,560	7,348	3,092	4,256	8,116	3,493	4,622
Of which: Spain	3,670	206	3,464	4,288	249	4,039	4,592	266	4,326
Of which: Mexico	2,150	2,149	1	2,219	2,122	97	2,231	2,124	107
Of which: The United States	—	—	—	—	—	—	375	323	52
Of which: Turkey	272	209	63	367	282	85	444	359	86
(*) Including gains and losses arising from settlements.
(**) Excluding interest, which is recorded under "Interest income or expense".
(***) The amount in 2020 in mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21)
Actuarial assumptions percentage [Table Text Block]	The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2021, 2020 and 2019:

Actuarial assumptions (%)
	2021			2020			2019
	Spain	Mexico	Turkey	Spain	Mexico	Turkey	Spain	Mexico	Turkey
Discount rate	0.74%	9.68%	19.10%	0.53%	8.37%	13.00%	0.68%	9.04%	12.50%
Rate of salary increase	—%	4.00%	16.60%	—%	4.00%	11.20%	—%	4.75%	9.70%
Rate of pension increase	—%	2.95%	15.10%	—%	1.94%	9.70%	—%	2.47%	8.20%
Medical cost trend rate	—%	7.00%	19.30%	—%	7.00%	13.90%	—%	7.00%	12.40%
Mortality tables	PER 2020	EMSSA09	CSO2001	PER 2020	EMSSA09	CSO2001	PERM/F 2000P	EMSSA09	CSO2001

Sensitivity analysis [Table Text Block]
Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

Sensitivity analysis (Millions of Euros)
	Basis points change	2021		2020		2019
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(282)	307	(354)	390	(367)	405
Rate of salary increase	50	2	(2)	4	(4)	3	(3)
Rate of pension increase	50	28	(26)	29	(27)	27	(26)
Medical cost trend rate	50	109	(98)	145	(129)	169	(133)
Change in obligation from each additional year of longevity		170	—	211	—	137	—

Post employment commitments 2021 [Table Text Block]	The change in the benefit plan obligations and plan assets during the year ended December 31, 2021 was as follows:

Post-employment commitments 2021 (Millions of Euros)
	Spain	Mexico	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	4,287	666	367	465
Current service cost	5	5	16	3
Interest income or expense	22	53	40	6
Contributions by plan participants	—	—	3	2
Employer contributions	—	—	—	—
Past service costs (*)	75	—	2	2
Remeasurements:	(106)	79	21	(24)
Return on plan assets (**)	—	—	—	—
From changes in demographic assumptions	—	(4)	—	(2)
From changes in financial assumptions	(61)	84	(18)	(7)
Other actuarial gains and losses	(45)	(2)	39	(15)
Benefit payments	(625)	(67)	(13)	(12)
Settlement payments	—	—	—	(1)
Business combinations and disposals	—	—	—	(2)
Effect on changes in foreign exchange rates	—	42	(166)	9
Conversions to defined contributions	—	—	—	—
Other effects	12	—	—	—
Balance at the end	3,670	779	272	449
Of which: Vested benefit obligation relating to current employees	3,596
Of which: Vested benefit obligation relating to retired employees	74
Plan Assets
Balance at the beginning	249	638	282	439
Current service cost	—	—	—	—
Interest income or expense	2	52	32	5
Contributions by plan participants	—	—	3	2
Employer contributions	(11)	2	11	1
Past service costs (*)	—	—	—	—
Remeasurements:	(8)	(49)	11	(19)
Return on plan assets (**)	(8)	(49)	11	(19)
From changes in demographic assumptions	—	—	—	—
From changes in financial assumptions	—	—	—	—
Other actuarial gains and losses	—	—	—	—
Benefit payments	(26)	(65)	(7)	(11)
Settlement payments	—	—	—	(1)
Business combinations and disposals	—	40	—	—
Effect on changes in foreign exchange rates	—	37	(123)	9
Conversions to defined contributions	—	—	—	—
Other effects	—	—	—	—
Balance at the end	206	655	209	424
Net liability (asset)
Balance at the beginning	4,038	28	85	27
Current service cost	5	5	16	3
Interest income or expense	20	1	9	1
Contributions by plan participants	—	—	—	—
Employer contributions	11	(2)	(11)	(1)
Past service costs (*)	75	—	2	2
Remeasurements:	(98)	128	10	(5)
Return on plan assets (**)	8	49	(11)	19
From changes in demographic assumptions	—	(4)	—	(2)
From changes in financial assumptions	(61)	84	(18)	(7)
Other actuarial gains and losses	(45)	(2)	39	(15)
Benefit payments	(599)	(1)	(6)	(1)
Settlement payments	—	—	—	—
Business combinations and disposals	—	(40)	—	(2)
Effect on changes in foreign exchange rates	—	5	(43)	1
Conversions to defined contributions	—	—	—	—
Other effects	12	—	—	—
Balance at the end	3,464	124	63	24
(*) Including gains and losses arising from settlements.
(**) Excluding interest, which is recorded under "Interest income or expense".
The change in net liabilities (assets) during the years ended 2020 and 2019 was as follows:

Post-employment commitments (Millions of Euros)
	2020: Net liability (assets)					2019: Net liability (assets)
	Spain	Mexico	The United States	Turkey	Rest of the world	Spain	Mexico	The United States	Turkey	Rest of the world
Balance at the beginning	4,326	72	52	86	38	4,547	71	39	83	36
Current service cost	5	5	1	18	3	4	4	—	20	3
Interest income or expense	28	6	2	8	1	42	9	—	11	3
Contributions by plan participants	—	—	—	—	—	—	—	—	—	—
Employer contributions	—	(86)	—	(14)	(1)	—	(47)	(3)	(14)	(1)
Past service costs (*)	224	(1)	—	2	3	190	15	—	3	2
Remeasurements:	95	62	(4)	18	(14)	231	9	16	2	(1)
Return on plan assets (**)	(41)	(31)	(35)	23	(26)	(67)	(90)	(28)	5	(50)
From changes in demographic assumptions	60	—	(3)	—	—	—	—	—	(13)	(2)
From changes in financial assumptions	79	(19)	34	54	17	239	87	42	(41)	52
Other actuarial gains and losses	(3)	112	—	(59)	(5)	59	12	2	51	(1)
Benefit payments	(643)	(1)	(2)	(6)	(1)	(702)	(1)	(2)	(11)	(3)
Settlement payments	—	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	(19)	(44)	—	—	—	7	3	—	—
Effect on changes in foreign exchange rates	—	(10)	(5)	(26)	(4)	—	5	—	(9)	1
Conversions to defined contributions	—	—	—	—	—	—	—	—	—	—
Other effects	3	—	—	—	—	14	—	(1)	—	—
Balance at the end	4,038	28	—	85	27	4,326	72	52	86	38
(*) Includes gains and losses from settlements.
(**) Excludes interest which is reflected in the line item “Interest income and expense”.

Medical benefits commitments [Table Text Block]
The change in defined benefit obligations and plan assets during the years 2021, 2020 and 2019 was as follows:

Medical benefits commitments (Millions of Euros)
	2021			2020			2019
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,562	1,484	77	1,580	1,532	48	1,114	1,146	(32)
Current service cost	24	—	24	21	—	21	21	—	21
Interest income or expense	131	129	2	117	120	(3)	119	123	(4)
Contributions by plan participants	—	—	—	—	—	—	—	—	—
Employer contributions	—	1	(1)	—	22	(22)	—	—	—
Past service costs (*)	(5)	—	(5)	(8)	—	(8)	—	—	—
Remeasurements:	(377)	(119)	(257)	95	66	30	298	224	74
Return on plan assets (**)	—	(119)	119	—	66	(66)	—	224	(224)
From changes in demographic assumptions	(115)	—	(115)	—	—	—	—	—	—
From changes in financial assumptions	(257)	—	(257)	110	—	110	311	—	311
Other actuarial gain and losses	(4)	—	(4)	(15)	—	(15)	(13)	—	(13)
Benefit payments	(49)	(48)	—	(37)	(37)	—	(39)	(39)	(1)
Settlement payments	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	(39)	39	—	(19)	19	—	7	(7)
Effect on changes in foreign exchange rates	90	86	4	(207)	(201)	(6)	68	71	(2)
Other effects	—	—	—	—	—	—	(1)	—	—
Balance at the end	1,377	1,494	(116)	1,562	1,484	77	1,580	1,532	48
(*) Including gains and losses arising from settlements.
(**) Excluding interest, which is recorded under "Interest income or expense".

Estimated benefit payments [Table Text Block]
As of December 31, 2021, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico and Turkey are as follows:

Estimated benefit payments (Millions of Euros)
	2022	2023	2024	2025	2026	2027-2031
Commitments in Spain	625	477	395	332	284	920
Commitments in Mexico	133	139	146	155	164	941
Commitments in Turkey	16	11	15	17	23	206
Total	774	627	556	505	471	2,066

Plan assets breakdown [Table Text Block]
The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2021, 2020 and 2019:

Plan assets breakdown (Millions of Euros)
	2021	2020	2019
Cash or cash equivalents	24	38	56
Debt securities (government bonds)	2,394	2,707	2,668
Mutual funds	1	1	2
Insurance contracts	148	140	142
Total	2,566	2,887	2,869
Of which: Bank account in BBVA	3	4	4
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—

Investments in listed markets [Table Text Block]
The following table provides details of investments in listed securities (Level 1) as of December 31, 2021, 2020 and 2019:

Investments in listed markets (Millions of Euros)
	2021	2020	2019
Cash or cash equivalents	24	38	56
Debt securities (Government bonds)	2,394	2,707	2,668
Mutual funds	1	1	2
Total	2,418	2,747	2,727
Of which: Bank account in BBVA	3	4	4
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—